SIGNIFICANT RISKS AND UNCERTAINTIES (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Net revenue item	Dec. 31, 2011 Net revenue item	Dec. 31, 2011 Accounts receivable Credit concentration risk Client A	Dec. 31, 2012 Accounts receivable Credit concentration risk Client B
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 30,166	$ 218,968
SIGNIFICANT RISKS AND UNCERTAINTIES
Number of major customers			0	0
Concentration risk (as a percent)					10.90%	12.10%
Amount of concentration risk					$ 1,619	$ 2,184